Note 28 - Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of dividends paid [text block]
	2017	2016	2015

Dividends paid to owners of the Company (Excluding NCI)	2,904	2,639	2,504